Equity reserves and long-term incentive plan awards - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares
Disclosure of reserves within equity [abstract]
Expected life of option (years) | yr	3.7	3.7
Forfeiture rate	17.90%	20.30%
Dividend yield	0.00%	0.00%
Risk-free rate	4.30%	3.50%
Volatility	57.60%	58.00%
Black Scholes fair value per option (in US dollars) | $ / shares	$ 0.44	$ 0.32